CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 3,460	$ 3,342	$ 2,983
Investment securities	3,803	4,447	3,036
Mortgage-backed securities	2,714	3,745	3,130
Certificates of deposit	47	22	72
Interest-earning demand deposits	3	12	10
Federal Home Loan Bank stock	458	486	439
Total interest and dividend income	10,485	12,054	9,670
INTEREST EXPENSE
Deposits	859	856	406
Federal Home Loan Bank advances - short-term	913	1,996	2,675
Federal Home Loan Bank advances - long-term - variable rate	1,618	1,676	11
Federal Home Loan Bank advances - long-term - fixed rate	458	344	32
Other short-term borrowings	6
Total interest expense	3,854	4,872	3,124
NET INTEREST INCOME	6,631	7,182	6,546
PROVISION FOR LOAN LOSSES	70	80	50
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	6,561	7,102	6,496
NONINTEREST INCOME
Service charges on deposits	104	114	126
Earnings on bank owned life insurance	118	121	126
Investment securities gains (losses)	40	(2)	2
Other than temporary impairment losses	(88)	120	86
Portion of loss recognized in other comprehensive income		(148)	(100)
Net impairment losses recognized in earnings	(88)	(28)	(14)
ATM fee income	149	166	180
Other	39	44	50
Total noninterest income	362	415	470
NONINTEREST EXPENSE
Salaries and employee benefits	2,295	2,422	2,274
Occupancy and equipment	243	262	310
Data processing	220	230	220
Correspondent bank charges	35	33	40
Federal deposit insurance premium	13	97	108
ATM network expense	82	106	106
Other	675	640	655
Total noninterest expense	3,563	3,790	3,713
INCOME BEFORE INCOME TAXES	3,360	3,727	3,253
INCOME TAX EXPENSE	870	932	1,128
NET INCOME	$ 2,490	$ 2,795	$ 2,125
EARNINGS PER SHARE:
Basic	$ 1.41	$ 1.57	$ 1.16
Diluted	$ 1.41	$ 1.57	$ 1.16
AVERAGE SHARES OUTSTANDING:
Basic	1,768,201	1,780,527	1,826,893
Diluted	1,768,201	1,780,581	1,827,260